Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Standardized Measure of Future Net Cash Flows Relating to Proved Reserves (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows				₨ 629,770	₨ 161,541	₨ 165,148
Future production costs				(349,686)	(83,517)	(93,326)
Future development costs				(55,167)	(22,648)	(16,485)
Future income tax expenses				(67,890)	(3,528)	(1,375)
Undiscounted future net cash flows				157,025	51,848	53,962
10 percent midyear annual discount for timing of estimated cash flows				(42,981)	(5,533)	(6,469)
Standardized measure of discounted future net cash flows	₨ 46,315	₨ 47,493	₨ 54,450	114,044	46,315	47,493
Beginning balance	46,315	47,493	54,450
Sales and transfers of oil and gas, net of production cost	(77,131)	(55,317)	(41,355)
Development cost incurred	58,242	8,388	10,341
Net change due to purchases and sales of minerals in place	0	0	0
Net change due to extensions, discoveries and improved recovery less related costs	12,071	4,075
Net change due to revisions in quantity estimates	158,825	25,035	9,377
Net change in prices, transfer prices and in production cost	42,652	15,257	7,644
Changes in estimated future development costs	(85,499)	(1,785)	2,059
Accretion of discount	4,985	4,887	5,517
Net change in income taxes	(46,416)	(1,718)	(540)
Timing	0	0	0
Ending balance	114,044	46,315	47,493
India [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows				629,770	161,541	165,148
Future production costs				(349,686)	(83,517)	(93,326)
Future development costs				(55,167)	(22,648)	(16,485)
Future income tax expenses				(67,890)	(3,528)	(1,375)
Undiscounted future net cash flows				157,025	51,848	53,962
10 percent midyear annual discount for timing of estimated cash flows				(42,981)	(5,533)	(6,469)
Standardized measure of discounted future net cash flows	46,315	47,493	54,450	₨ 114,044	₨ 46,315	₨ 47,493
Beginning balance	46,315	47,493	54,450
Sales and transfers of oil and gas, net of production cost	(77,131)	(55,317)	(41,355)
Development cost incurred	58,242	8,388	10,341
Net change due to purchases and sales of minerals in place	0	0	0
Net change due to extensions, discoveries and improved recovery less related costs	12,071	4,075
Net change due to revisions in quantity estimates	158,825	25,035	9,377
Net change in prices, transfer prices and in production cost	42,652	15,257	7,644
Changes in estimated future development costs	(85,499)	(1,785)	2,059
Accretion of discount	4,985	4,887	5,517
Net change in income taxes	(46,416)	(1,718)	(540)
Timing	0	0	0
Ending balance	114,044	46,315	47,493
Sri Lanka [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Net change due to purchases and sales of minerals in place	0	0	0
Timing	0	0	0
South Africa [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Net change due to purchases and sales of minerals in place	0	0	0
Timing	₨ 0	₨ 0	₨ 0